SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 10, 2024	Jul. 17, 2023	Jul. 19, 2024	Jun. 30, 2024	Jun. 30, 2023	Nov. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2023
Product Information [Line Items]
Cash and cash equivalents						$ 0			$ 0
Cash						45,397			233,088
Cash held in trust account						3,186,602			30,604,459
Offering costs						549,784
Underwriter discount						$ 5,175,000
Share price						$ 10.62
Unrecognized tax benefits						$ 0			0
Accrued for interest and penalties						$ 0			$ 0
Warrants exercisable						16,500,000
Insured amount						$ 250,000
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Product Information [Line Items]
Cash and cash equivalents							$ 169,296	$ 258,509
Cash				$ 2,735,431			169,296
Accrued for interest and penalties							50,813
Insured amount				$ 2,600,000	$ 88,000		$ 88,455	$ 97,304
Anti-dilutive shares				906,679	768,827		848,378	492,125
Accounts receivable and allowance for doubtful accounts							$ 56,840	$ 348,578
Uncertain tax positions				$ 50,813			50,813
Research and development expenses				256,000	$ 66,000		442,000	432,000
Advertising expenses				59,000	$ 79,000		154,000	$ 158,000
Accounts receivable and allowance for doubtful accounts				$ 729,908			$ 89,653
Allrites Holdings Pte Ltd And Subsidiaries [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration risk, percentage				10.00%			10.00%
Allrites Holdings Pte Ltd And Subsidiaries [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Product Information [Line Items]
Concentration risk, percentage								10.00%
Allrites Holdings Pte Ltd And Subsidiaries [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Product Information [Line Items]
Concentration risk, percentage				10.00%			10.00%
Allrites Holdings Pte Ltd And Subsidiaries [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Product Information [Line Items]
Concentration risk, percentage								10.00%
Class A Ordinary Shares [Member]
Product Information [Line Items]
Number of shares exercised		8,708,304	2,522,186			8,708,304
Number of shares exercised, value	$ 26,268,373	$ 92,514,424	$ 26,268,373			$ 92,514,424
Share price		$ 10.62	$ 10.41			$ 10.00
Class A Ordinary Shares [Member] | Allrites Holdings Pte Ltd And Subsidiaries [Member]
Product Information [Line Items]
Share price				$ 10.00			$ 10.00